Share Plans (Details 3) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Share-based Compensation Arrangement by Share-based Payment Award
Weighted-average pre-conversion grant-date fair value (in dollars per share)	$ 11.29	$ 10.24	$ 7.21
Total intrinsic value of options exercised	$ 66	$ 76	$ 73
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Outstanding share options at beginning of period (in shares)	15,126,365
Granted	1,906,376
Exercised	(3,834,707)
Expired	(627,093)
Forfeited	(35,464)
Outstanding share options at end of period (in shares)	12,535,477
Vested and unvested expected to vest as of September 25, 2015
Exercisable as of September 25, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding share options, weighted-average exercise price at beginning of period (in dollars per share)	$ 24.31
Granted	42.52
Exercised	23.95
Expired	31.56
Forfeited	28.70
Outstanding share options, weighted-average exercise price at end of period (in dollars per share)	$ 26.81
Vested and unvested expected to vest as of September 25, 2015
Exercisable as of September 25, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding share options, weighted-average remaining contractual term at end of period (in years)	6 years 25 days
Vested and unvested expected to vest as of September 25, 2015	5 years 11 months 28 days
Exercisable as of September 25, 2015	4 years 5 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 116
Vested and unvested expected to vest as of September 25, 2015	115
Exercisable as of September 25, 2015	93
Share Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Total unrecognized compensation cost related to non-vested awards	$ 27
Weighted-average period for recognizing compensation cost related to non-vested options	2 years 7 months
Tyco Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Shares available for future grant	3,000,000